Payments, Details - USD ($)	Amount		Type	Country	Govt.	Project	Resource	Ext. Method
#: 1
	$ 6,899,137	[1]	Taxes	country:US	Internal Revenue Service	Internal Revenue Service United States	Natural gas [Member]	Well

[1]	The United States Federal Government levies income taxes at the Targa Resources Corp. level rather than on a per project basis.